Operations and Principal Activities	12 Months Ended
Dec. 31, 2022
Operations and Principal Activities
Operations and Principal Activities

1.    Operations and Principal Activities

(a)   Principal activities

Zhihu Inc., (the “Company” or “Zhihu”), previously known as Zhihu Technology Limited, was incorporated in the Cayman Islands on May 17, 2011 under the Cayman Islands Companies Law as an exempted company with limited liability. The Company, through its consolidated subsidiaries and variable interest entities (“VIEs”) (collectively referred to as the “Group”), is primarily engaged in the operation of one online content community which monetizes through paid membership services, advertising services, content-commerce solutions services and vocational training in the People’s Republic of China (the “PRC” or “China”). The Company completed its initial public offering (the “IPO”) on the New York Stock Exchange in the United States of America in March 2021, and successfully listed its Class A ordinary shares on the Main Board of the Hong Kong Stock Exchange in April 2022.

As of December 31, 2022, the Company’s major subsidiaries, VIEs and VIE’s subsidiary are as follows:

Place and year of
	Incorporation/acquisition	Principal activities
Major Subsidiaries
Zhihu Technology (HK) Limited	Hong Kong, 2011	Investment holding
Zhizhe Sihai (Beijing) Technology Co., Ltd.	PRC, 2012	Technology, business support and consulting service
Beijing Zhihu Network Technology Co., Ltd.	PRC, 2018	Information and marketing service
Shanghai Zhishi Technology Co., Ltd. (formerly known as “Shanghai Zhishi Commercial Consulting Co., Ltd.”)	PRC, 2021	Technology and consulting service
Shanghai Paya Information Technology Co., Ltd.	PRC, 2021	Consulting service
Zhizhe Information Technology Services Chengdu Co., Ltd.	PRC, 2016	Technology, business support in the PRC
Chengdu Zhizhewanjuan Technology Co., Ltd.	PRC, 2017	Information transmission, software and information technology service in the PRC

VIEs
Beijing Zhizhe Tianxia Technology Co., Ltd.	PRC, 2011	Internet service
Shanghai Pinzhi Education Technology Co., Ltd.	PRC, 2021	Vocational training
Shanghai Biban Network Technology Co., Ltd.	PRC, 2021	Vocational training

VIE’s subsidiary
Beijing Leimeng Shengtong Cultural Development Co., Ltd.	PRC, 2017	Audio-Visual Permit holder in the PRC

(b)   VIE arrangements between the Company’s PRC subsidiaries

As of December 31, 2022, the Company, through the Zhizhe Sihai (Beijing) Technology Co., Ltd., Shanghai Zhishi Technology Co., Ltd and Shanghai Paya Information Technology Co., Ltd. (“WFOEs”), entered into the following contractual arrangements with the Beijing Zhizhe Tianxia Technology Co., Ltd., Shanghai Pinzhi Education Technology Co., Ltd and Shanghai Biban Network Technology Co., Ltd (“VIEs”) and their shareholders, respectively, that enabled the Company to (1) have power to direct the activities that most significantly affect the economic performance of the VIEs, and (2) bear the risks and enjoy the rewards normally associated with ownership of the VIEs. Accordingly, the WFOEs have a controlling financial interest in the VIEs and are considered the primary beneficiary of the VIEs. As such, and the financial results of operations, assets and liabilities of the VIEs are consolidated pursuant to US GAAP (ASC 810) in the Group’s consolidated financial statements.

1.    Operations and Principal Activities (Continued)

(b)   VIE arrangements between the Company’s PRC subsidiaries (Continued)

The following is a summary of the contractual agreements entered into by and among the WFOEs, the VIEs and their shareholders:

i) Contracts that give the Company effective control of the VIEs

Exclusive Share Option Agreements. Pursuant to the exclusive share option agreements among the WFOEs, the VIEs and the VIEs’ shareholders, each of the shareholders of the relevant VIE irrevocably granted the relevant WFOE an exclusive option to purchase, or have its designated person to purchase, at its discretion, to the extent permitted under PRC law, all or part of his or her equity interests in the relevant VIE, and the purchase price shall be RMB10 or the price permitted by applicable the PRC law. The shareholders of the VIEs undertake that, without the prior written consent of the WFOEs, they will not, among other things, (i) change VIEs’ registered capital, (ii) merge VIEs with any other entity, (iii) sell, transfer, mortgage, or dispose of VIEs’ assets, or (iv) amend VIEs’ articles of association. The exclusive share option agreements will remain effective unless the WFOEs terminate these agreements with written request or other circumstances mentioned therein take place. The agreements amongst the VIEs, the relevant subsidiaries and VIE’s shareholders that provide the Company effective control over these VIEs contain substantially the same terms, except that contract termination date and materiality threshold for the corporate actions that require WFOEs’ consent vary.

Shareholders Voting Proxy Agreements. Pursuant to the shareholders voting proxy agreement, each shareholder of the relevant VIE irrevocably authorized the relevant WFOE to act on his or her respective behalf as proxy attorney, to exercise the voting and management rights of shareholders concerning all the equity interests held by each of them in the VIEs, including but not limited to voting rights, rights of operation and management, and all other rights as shareholders under the articles of association of the VIEs. The agreements amongst the VIEs, the relevant subsidiaries and VIEs’ shareholders that provide the Company effective control over these VIEs contain substantially the same terms, except that contract termination date varies.

Equity Interest Pledge Agreements. Pursuant to the equity interest pledge agreements, the shareholders pledge 100% of their equity interests in the VIEs to the WFOEs to guarantee the performance by the VIEs and their shareholders of their obligations under the exclusive business cooperation agreement, the exclusive share option agreements and the shareholders voting proxy agreement. In the event of a breach by the VIEs or any shareholder of contractual obligations under the equity interest pledge agreement, the WFOEs, as pledgee, will have the right to dispose of the pledged equity interests in the VIEs and will have priority in receiving the proceeds from such disposal. The shareholders of the VIEs agree that, without the WFOEs’ prior written consent, during the term of the equity interest pledge agreements, they will not dispose of, create, or allow any encumbrance on the pledged equity interests. The agreements amongst the VIEs, the relevant subsidiaries and VIEs’ shareholders that provide the Company effective control over these VIEs contain substantially the same terms, except that contract termination date varies.

Spousal Consent Letters. Spouses of shareholders of the VIEs have each signed a spousal consent letter. Each signing spouse of the relevant shareholder unconditionally and irrevocably agreed that the equity interests in the VIEs held by and registered in the name of such shareholder be disposed of in accordance with the equity interest pledge agreements, the exclusive share option agreements, the shareholders voting proxy agreements, and the exclusive business cooperation agreements, and that such shareholder may perform, amend or terminate such agreements without any additional consent of his or her spouse. Additionally, the signing spouses agreed not to assert any rights over the equity interests in the VIEs held by the shareholders. In addition, in the event that the signing spouses obtain any equity interests in the VIEs held by the shareholders for any reason, they agree to be bound by and sign any legal documents substantially similar to the contractual arrangements described above, as may be amended from time to time.

1.    Operations and Principal Activities (Continued)

(b)  VIE arrangements between the Company’s PRC subsidiaries (Continued)

ii)Contracts that enable the Company to receive substantially all of the economic benefits from the VIEs

Exclusive business cooperation agreements. Each VIE has entered into an exclusive business cooperation agreement with the relevant WFOE, pursuant to which the WFOEs provides exclusive services to the VIEs. In exchange, the VIEs pay a service fee to the WFOEs, the amount of which shall be determined, to the extent permitted by applicable PRC laws as proposed by the WFOEs, resulting in a transfer of substantially all of the profits from the VIEs to the WFOEs. The agreements amongst the VIEs, the relevant subsidiaries and VIE’s shareholders that provide the Company effective control over these VIEs contain substantially the same terms, except that contract termination date varies.

iii) Risks in relation to VIE structure

Part of the Group’s business is conducted through the VIEs of the Group, of which the Company is the ultimate primary beneficiary. In the opinion of the management, the contractual arrangements with the VIEs and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders indicate they will not act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of the PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIEs were to reduce their interests in the Group, their interests may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.

On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, which took effect on January 1, 2020. Along with the Foreign Investment Law, the Implementing Regulation of Foreign Investment Law promulgated by the State Council and the Interpretation of the Supreme People’s Court on Several Issues Concerning the Application of the Foreign Investment Law promulgated by the Supreme People’s Court became effective on January 1, 2020. Since the Foreign Investment Law and its current implementation and interpretation rules are relatively new, uncertainties still exist in relation to their further application and improvement. The Foreign Investment Law and its current implementation and interpretation rules do not explicitly classify whether variable interest entities that are controlled through contractual arrangements would be deemed as foreign-invested enterprises if they are ultimately “controlled” by foreign investors. However, it has a catch-all provision under the definition of “foreign investment” that includes investments made by foreign investors in China through other means as provided by laws, administrative regulations, or the State Council. Therefore, it still leaves leeway for future laws, administrative regulations, or provisions of the State Council to provide for contractual arrangements as a form of foreign investment. Therefore, there can be no assurance that the Group’s control over the variable interest entities through contractual arrangements will not be deemed as a foreign investment in the future. Furthermore, if future laws, administrative regulations or provisions mandate further actions to be taken by companies with respect to existing contractual arrangements, the Group may face substantial uncertainties as to whether the Group can complete such actions in a timely manner, or at all. Failure to take timely and appropriate measures to cope with any of these or similar regulatory compliance challenges could materially and adversely affect the Group’s current corporate structure and business operations.

1.    Operations and Principal Activities (Continued)

(b)  VIE arrangements between the Company’s PRC subsidiaries (Continued)

iii) Risks in relation to VIE structure (Continued)

If the Group is found in violation of any PRC laws or regulations or if the contractual arrangements among WFOEs, VIEs and their nominee shareholders are determined as illegal or invalid by any PRC court, arbitral tribunal or regulatory authorities, the relevant governmental authorities would have broad discretion in dealing with such violation, including, without limitation:

●	revoke the agreements constituting the contractual arrangements;
●	revoke the Group’s business and operating licenses;
●	require the Group to discontinue or restrict operations;
●	restrict the Group’s right to collect revenue;
●	restrict or prohibit the Group’s use of the proceeds from the public offering to fund the Group’s business and operations in China;
●	shut down all or part of the Group’s websites or services;
●	levy fines on the Group or confiscate the proceeds that they deem to have been obtained through non-compliant operations;
●	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate the Group’s businesses, staff, and assets;
●	impose additional conditions or requirements with which the Group may not be able to comply; or
●	take other regulatory or enforcement actions that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s businesses. In addition, if the imposition of any of these penalties causes the Group to lose the right to direct the activities of the VIE (through its equity interests in its subsidiaries) or the right to receive their economic benefits, the Group will no longer be able to consolidate the VIEs and their subsidiaries, if any. In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with its VIEs is remote. The Group’s operations depend on the VIEs and their nominee shareholders to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. The management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under the PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements.

1.    Operations and Principal Activities (Continued)

(b)  VIE arrangements between the Company’s PRC subsidiaries (Continued)

iii) Risks in relation to VIE structure (Continued)

The following consolidated financial information of the Group’s VIEs and their subsidiaries as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022 was included in the accompanying consolidated financial statements of the Group as follows (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	59,313	250,759
Short-term investments	434,505	38,500
Trade receivables	58,282	121,796
Amounts due from related parties	7,971	22,013
Amounts due from Group companies	7,742	8,671
Prepayments and other current assets	50,753	68,491
Non-current assets:
Property and equipment, net	557	813
Intangible assets, net	66,186	66,124
Goodwill	73,663	103,514
Right-of-use assets	5,878	4,772
Other non-current assets	243	8,943
Total assets	765,093	694,396

Current liabilities
Accounts payable and accrued liabilities	120,057	187,595
Salary and welfare payables	2,473	10,132
Taxes payable	2,508	3,925
Contract liabilities	130,420	269,425
Amounts due to related parties	16,303	16,000
Amounts due to Group companies(a)	420,411	145,247
Short-term lease liabilities	1,613	2,428
Other current liabilities	22,537	22,991
Non-current liabilities
Long-term lease liabilities	3,689	2,525
Deferred tax liabilities	14,030	8,555
Other non-current liabilities	8,439	30,373
Total liabilities	742,480	699,196

1.    Operations and Principal Activities (Continued)

(b)  VIE arrangements between the Company’s PRC subsidiaries (Continued)

iii) Risks in relation to VIE structure (Continued)

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Inter-company revenues	1,113	196	866
Third-party revenues	368,933	766,032	1,548,003
Inter-company cost(a)	(187,993)	(330,486)	(582,440)
Third-party cost	(177,598)	(373,390)	(618,365)
Gross Profit	4,455	62,352	348,064
Operating Expenses	(15,561)	(85,017)	(361,723)
Other income	4,572	4,834	9,452
Loss before income tax	(6,534)	(17,831)	(4,207)
Income tax expense	(1,049)	(3,435)	(6,948)
Net loss	(7,583)	(21,266)	(11,155)
Net loss attributable to non-controlling interests shareholders	—	—	128
Net loss attributable to the Company	(7,583)	(21,266)	(11,027)

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Purchases of goods and services from Group Companies(a)	(159,651)	(45,579)	(906,100)
Operating activities with external parties	225,436	432,031	727,853
Net cash provided by/(used in) operating activities	65,785	386,452	(178,247)
Purchases of short-term investments	(175,000)	(870,000)	(1,513,535)
Proceeds of maturities of short-term investments	165,000	490,000	1,924,071
Other investing activities with external parties	—	(33,626)	(40,843)
Net cash (used in)/provided by investing activities	(10,000)	(413,626)	369,693
Net increase/(decrease) in cash and cash equivalents	55,785	(27,174)	191,446
Cash and cash equivalents at beginning of the year	30,702	86,487	59,313
Cash and cash equivalents at end of the year	86,487	59,313	250,759

(a)	VIEs have incurred RMB186.1 million, RMB330.5 million and RMB572.3 million in fees related to services provided by the WFOEs and WFOEs concurrently recognized same amounts as revenues for the years ended December 31, 2020, 2021 and 2022, respectively. In 2020, 2021, and 2022, the total amount of such service fees that VIEs paid to the relevant WFOE under the relevant agreements was RMB159.7 million, RMB45.6 million and RMB896.3 million, respectively. Unsettled balance of such transactions was RMB345.9 million and RMB54.6 million as of December 31, 2021 and 2022, respectively.

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and can have assets transferred out of the VIEs and their subsidiaries. Therefore, the Company considers that there are no assets in the VIEs and their subsidiaries that can be used only to settle obligations of the VIEs and their subsidiaries, except for the registered capital of the VIEs and their subsidiaries amounting to approximately RMB22.8 million and RMB22.9 million as of December 31, 2021 and 2022, respectively. As the VIEs are incorporated as limited liability company under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the VIEs and their subsidiaries. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs.

1.    Operations and Principal Activities (Continued)

(c)   Liquidity

The Group incurred net losses of RMB517.6 million, RMB1,298.9 million and RMB1,578.4 million for the years ended December 31, 2020, 2021 and 2022, respectively. Net cash used in operating activities was RMB244.4 million, RMB440.2 million and RMB1,115.0 million for the years ended December 31, 2020, 2021 and 2022, respectively. Accumulated deficit was RMB6,280.8 million and RMB7,862.0 million as of December 31, 2021 and 2022, respectively. The Group assesses its liquidity by its ability to generate cash from operating activities and attract investors’ investments.

Historically, the Group has relied principally on both operational sources of cash and non-operational sources of financing from investors to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling operating expenses, as well as, generating operational cash flows and continuing to gain support from outside sources of financing. The Group has been continuously receiving financing support from outside investors through the issuance of preferred shares. In March 2021, with the completion of its initial public offering on New York Stock Exchange, the Group received net proceeds of RMB4,838.2 million. In April 2021, the underwriters exercised their option to purchase additional ADSs and the Company received net proceeds of RMB15.1 million. As of December 31, 2021 and 2022, the Group had RMB6,436.5 million and RMB5,495.0 million of net current assets. Based on the above considerations, the Group believes the cash and cash equivalents, term deposits and short-term investments are sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months from the issuance of the consolidated financial statements. The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.